Schedule of operation of business segments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 35,522	$ 48,321	$ 100,773	$ 56,599
Cost of revenues	(37,745)	(51,345)	(64,168)	(36,621)
Gross profit	(2,223)	(3,024)	36,605	19,978
Maggot Debridement Therapy Product [Member]
Segment Reporting Information [Line Items]
Revenue	25,301	34,417	78,957	56,599
Cost of revenues	(33,516)	(45,592)	(46,684)	(36,621)
Gross profit	(8,215)	(11,175)	32,273	19,978
Cosmeceutical Product [Member]
Segment Reporting Information [Line Items]
Revenue	10,221	13,904	21,816
Cost of revenues	(4,229)	(5,753)	(17,484)
Gross profit	$ 5,992	$ 8,151	$ 4,332